Opportunistic Municipal Fund
OPPORTUNISTIC MUNICIPAL FUND
Objective:
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)
Shareholder Fee, Other Opportunistic Municipal Fund Institutional Class	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Opportunistic Municipal Fund Institutional Class
Management Fees (as a percentage of Assets)		0.50%
Component1 Other Expenses		0.11%
Component2 Other Expenses		0.01%
Component3 Other Expenses	[1]	0.26%
Expenses (as a percentage of Assets)		0.88%
Fee Waiver or Reimbursement	[2]	(0.11%)
Net Expenses (as a percentage of Assets)		0.77%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses), to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.65% for Institutional Class shares. It is expected that the expense limit will continue through the period ending December 30, 2016; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Opportunistic Municipal Fund Institutional Class	79	260

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 78.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of each purchase. Twenty-five percent or more of these may be from California. Municipal obligations pay interest that is exempt from federal income tax. The Fund has a flexible investment strategy and invests in obligations of any duration and credit quality, including below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade).
The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”) and exchange-traded funds ("ETFs") to gain exposure to the municipal market.
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in futures contracts to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income.
During the fiscal year ended August 31, 2014, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.30% in securities rated Aaa	16.28% in securities rated Baa	0.96% in securities rated Caa	0.00% in securities rated D
15.36% in securities rated Aa	17.03% in securities rated Ba	0.00% in securities rated Ca	23.57% in securities not rated
18.13% in securities rated A	8.37% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California or Illinois, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Institutional Class shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 10, 2015), performance of Institutional Class shares is based on the performance of the Fund's Class A shares adjusted to reflect the fees and expenses of Institutional Class shares; these adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 14, 2012.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).

Total Returns as of December 31 (Institutional Class shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '14	6.17%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	(6.51)%

Average Annual Total Returns Opportunistic Municipal Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Institutional Class Return Before Taxes	16.17%	5.35%	Jun. 14, 2012
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	16.17%	5.31%
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.21%	5.05%
Barclays Municipal Bond Index [Member]	Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	9.05%	3.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.